Capital management (Details) - Schedule of Capital Structure - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Capital Structure [Abstract]
Equity attributable to shareholders of the Company	$ 81,227	$ 93,070